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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2004
                                                -----------------------

Check here if Amendment [ ]; Amendment Number:
                                                ------

This Amendment (Check only one.):  [ ] is a restatement.
                                 -----------------------
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Silver Point Capital, L.P.
                --------------------------------
Address:          600 Steamboat Road
                --------------------------------
                  Greenwich, CT 06830
                --------------------------------

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Jeffrey Gelfand
                --------------------------------------------------
Title:                  Chief Financial Officer
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Phone:                  203-618-2670
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Signature, Place, and Date of Signing:

                                 New York, NY                  July 28, 2004
---------------------       ------------------------       ---------------------
     [Signature]                 [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


      13F File Number         Name

      28-                          Silver Point Capital General partner, L.L.C.
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              32
                                            ------------------

Form 13F Information Table Value Total:      $288,443,000
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List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        13F File Number           Name


      No.        13F File Number           Name


                                       2
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                              13F INFORMATION TABLE
                               SEPTEMBER 30, 2004

           COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6     COLUMN 7  COLUMN 8
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                                                                                                               VOTING
                                                                             PUT/                            AUTHORITY
                           TITLE OF                VALUE     SHARES OR  SH/  ----    INVESTMENT     OTHER    ---------
        NAME OF ISSUER       CLASS       CUSIP    (X 1,000)   PRN AMT   PRN  CALL    DISCRETION    MANAGERS     SOLE    SHARED  NONE
   ---------------------------------------------------------------------------------------------------------------------------------
 1 APPLIED EXTRUSION
   TECHNOLOGIES INC.        COMMON     038196101         18    118,797  SH         SHARED-DEFINED    NONE      118,797
 2 AT&T WIRELESS            COMMON     00209A106     20,692  1,400,000  SH         SHARED-DEFINED    NONE    1,400,000
 3 BUCKEYE TECHNOLOGIES
   INC.                     COMMON     118255108      8,559    767,600  SH         SHARED-DEFINED    NONE      767,600
 4 CABLEVISION SYSTEM
   CORP.                    COMMON     12686C109     15,411    759,900  SH         SHARED-DEFINED    NONE      759,900
 5 COX COMMUNICATIONS
   INC.                     COMMON     224044107         98      2,950  SH         SHARED-DEFINED    NONE        2,950
 6 DOBSON COMMUNICATIONS
   CORP.                    COMMON     256069105      3,957  2,975,000  SH         SHARED-DEFINED    NONE    2,975,000
 7 EXIDE TECHNOLOGIES       COMMON     302051206      5,032    317,477  SH         SHARED-DEFINED    NONE      317,477
 8 HERCULES INC.            COMMON     427056106      2,850    200,000  SH         SHARED-DEFINED    NONE      200,000
 9 HYTHIAM INC.             COMMON     832682207        912  2,532,513  SH         SHARED-DEFINED    NONE    2,532,513
10 LAIDLAW INTERNATIONAL
   INC.                     COMMON     50730R102     14,527    883,080  SH         SHARED-DEFINED    NONE      883,080
11 LEVEL 3
   COMMUNICATIONS INC.      COMMON     52729N100      1,230    475,000  SH         SHARED-DEFINED    NONE      475,000
12 NRG ENERGY INC.          COMMON     629377508     63,176  2,345,073  SH         SHARED-DEFINED    NONE    2,345,073
13 OMNICARE INC.            COMMON     681904108     12,762    450,000  SH         SHARED-DEFINED    NONE      450,000
14 PATHMARK STORES INC.     COMMON     70322A101        849    175,000  SH         SHARED-DEFINED    NONE      175,000
15 POPE & TALBOT INC.       COMMON     732827100      6,549    372,100  SH         SHARED-DEFINED    NONE      372,100
16 RITE AID CORP.           COMMON     767754104      5,306  1,507,500  SH         SHARED-DEFINED    NONE    1,507,500
17 S&P 500 DEPOSITORY
   RECEIPT                  COMMON     78462F103     16,306    145,900  SH         SHARED-DEFINED    NONE      145,900
18 SPRINT CORP              COMMON     852061100     13,085    650,000  SH         SHARED DEFINED    NONE      650,000
19 TELEPHONE & DATA
   SYSTEMS INC.             COMMON     879433100     28,071    333,500  SH         SHARED-DEFINED    NONE      333,500
20 TOYS R US INC.           COMMON     892335100      2,572    145,000  SH         SHARED-DEFINED    NONE      145,000
21 TRIITON PCS HOLDINGS
   INC.                     COMMON     89677M106          8      3,400  SH         SHARED-DEFINED    NONE        3,400
22 UNITEDGLOBALCOM INC.     COMMON     913247508     56,034  7,501,180  SH         SHARED-DEFINED    NONE    7,501,180
23 WESTMORELAND COAL CO.    COMMON     960878106      7,552    295,000  SH         SHARED DEFINED    NONE      295,000
24 WILSONS LEATHER INC.     COMMON     972463103         77     15,000  SH         SHARED-DEFINED    NONE       15,000
25 NORTHWEST AIRLINES
   CORP.                  CALL OPTION  667280901         10      2,000       CALL  SHARED-DEFINED    NONE        2,000
26 DELTA AIRLINES INC.    CALL OPTION  247361908        114      1,427       CALL  SHARED-DEFINED    NONE        1,427
27 S&P 10/1050 PUTS       PUT OPTION   484287956         81      1,075       PUT   SHARED DEFINED    NONE        1,075
28 S&P 11/1050 PUTS       PUT OPTION   484287956        673      1,345       PUT   SHARED DEFINED    NONE         1345
29 S&P 11/1075 PUTS       PUT OPTION   484287956        680        800       PUT   SHARED DEFINED    NONE          800
30 AMERICAN TOWER CORP.     WARRANT    03027R111      1,082      5,000  WRT        SHARED DEFINED    NONE        5,000
31 CONSECO INC.             WARRANT    208464123         43     13,580  WRT        SHARED DEFINED    NONE       13,580
32 HYTHIAM INC.             WARRANT    832682207        127  2,532,513  WRT        SHARED DEFINED    NONE    2,532,513
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